INTEREST AND ACCRETION EXPENSE	12 Months Ended
Dec. 31, 2023
INTEREST AND ACCRETION EXPENSE
INTEREST AND ACCRETION EXPENSE

7.INTEREST AND ACCRETION EXPENSE

	Year ended
	December 31
	2023	2022
Interest expense (note 7(a))	$10,254	$7,368
Accretion expense (note 7(b))	1,584	1,522
Interest and accretion expense	$11,838	$8,890

(a)INTEREST EXPENSE

	Year ended
	December 31
	2023	2022
Credit Facility (note 13(a))	$6,030	$4,903
Revolving Facility (note 13(b))	2,736	—
Fresnillo obligation (note 13(c))	1,064	1,383
Project loan	—	869
Interest expense on lease liabilities (note 14)	156	87
Other	268	126
	$10,254	$7,368

(b)ACCRETION EXPENSE

	Year ended
	December 31
	2023	2022
Credit Facility (note 13(a))	$369	$387
Accretion of site closure provisions (note 15)	539	508
Deferred revenue	676	—
Newmont loan	—	366
Project loan	—	261
	$1,584	$1,522